Provisions, contingencies and commitments - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Purchase commitments	€ 500
Payment related to commitments	50
Capital expenditure purchase orders	195
Minimum lease payments for lease agreements that have not yet commenced	55
Warehouse Logistics
Disclosure of other provisions [line items]
Purchase commitments	113
Territorial authority | Guarantees
Disclosure of other provisions [line items]
Guarantees issued to authorities	850	€ 1,127
Third parties, other than territorial authorities | Guarantees
Disclosure of other provisions [line items]
Guarantees issued to authorities	42	€ 37
TCCC | Cloud Migration Services
Disclosure of other provisions [line items]
Purchase commitments	€ 167
Contractual capital commitments, period	6 years
Infosys | Cloud Migration Services
Disclosure of other provisions [line items]
Purchase commitments	€ 25
Bottom of range | Leased Buildings | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions	1 year
Bottom of range | Cold drink equipment | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions	2 years
Top of range | Leased Buildings | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions	26 years
Top of range | Cold drink equipment | Decommissioning provision
Disclosure of other provisions [line items]
Settlement ranges for provisions	9 years